Grants and investment tax credits (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022	Aug. 31, 2022	Aug. 31, 2021
Grants and investment tax credits
Grants and investment tax credits	$ 39,940	$ 607,256	$ 39,940	$ 1,410,605	$ 1,458,632	$ 921,658
Grants and investment tax credits excluded from cost of sales					8,535
Grants and investment tax credits excluded from research and development expense	$ 39,940	$ 607,256	$ 39,940	$ 1,384,516	1,408,840	859,516
Grants And Investment Tax Credits Excluded From Property and Equipment and Intangible Asset					$ 40,584	44,939
Grants Excluded From Office Salaries And Benefits						$ 17,203